SHAREHOLDERS' EQUITY (DEFICIT) - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 Year $ / shares	Dec. 31, 2024 Year $ / shares	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price	$ 3	$ 6.6
Exercise price	$ 3	$ 6.6
Expected life (years) | Year	1.25	5
Dividend yield		0.00%	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	68.60%	104.40%
Annual risk-free rate	3.23%	3.55%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	69.60%	109.35%
Annual risk-free rate		3.65%